PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Building [Member] CNY	Dec. 31, 2011 Building [Member] CNY	Dec. 31, 2012 Furniture Fixtures And Equipment [Member] CNY	Dec. 31, 2011 Furniture Fixtures And Equipment [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY	Dec. 31, 2011 Leasehold Improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		347,184	326,039		241,560	225,633	73,991	67,977	12,251	12,562	19,382	19,847
Less: accumulated depreciation and amortization		(113,448)	(91,543)
Property and equipment excluding construction in progress, net		233,736	234,496
Construction in progress		4,827	4,714
Property and equipment, net	38,292	238,563	239,210
Depreciation and amortization of property and equipment	$ 4,073	25,377	23,900	20,971